15 Trade and other receivables	12 Months Ended
Dec. 31, 2019
Trade and other receivables [abstract]
Trade and other receivables
15	Trade and other receivables

	2019 £’000	2018 £’000	2017 £’000
Trade receivables	22	89	2,232
Prepayments	151	139	627
Other receivables	3,444	1,564	848
Total trade and other receivables	3,617	1,792	3,707
Less: non-current portion (rental deposit and on bond)	(2,625)	(469)	(465)
Current portion	992	1,323	3,242

Trade and other receivables do not contain any impaired assets. The Group does not hold any collateral as security and the maximum exposure to credit risk at the consolidated statement of financial position date is the fair value of each class of receivable.

Book values approximate to fair value at 31 December 2019, 2018 and 2017.

During 2019 a cash-backed guarantee was provided to the Spanish Government in relation to a loan provided to the Group under its Reindustrialization programme, see note 19. The value of the guarantee will be reduced over the life of the loan once the value outstanding on the loan is equal to or less than the guarantee. The reductions will be in line with the repayments made.